Supplementary Cash Flow Information	12 Months Ended
Mar. 31, 2024
Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information	SUPPLEMENTARY CASH FLOW INFORMATION
Changes in non-cash working capital items are as follows :

As at	March 31,
	2024	2023
	$	$
Accounts receivable and other receivables	(6,243)	15,750
Unbilled revenues	8,496	(4,482)
Tax credits receivable	1,168	(1,606)
Prepaids	614	(940)
Other assets	(213)	103
Accounts payable and accrued liabilities	(17,054)	(6,159)
Deferred revenues	2,988	(366)
	(10,244)	2,300

During the year ended March 31, 2024, non-cash investing and financing activities included additions to right-of-use assets and lease liabilities in the amount of $557,000 (2023 - $293,000).